Summary of Sensitivity of Significant Actuarial Assumptions (Details) $ in Millions	Oct. 31, 2021 CAD ($)
Principal pension plans [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	$ 1,467
1 year/percentage increase in assumption	(1,136)
Principal pension plans [member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(287)
1 year/percentage increase in assumption	276
Principal pension plans [member] | Actuarial assumption of life expectancy after retirement [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(176)
1 year/percentage increase in assumption	173
Principal post retirement benefit plan [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	69
1 year/percentage increase in assumption	(56)
Principal post retirement benefit plan [member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption
1 year/percentage increase in assumption
Principal post retirement benefit plan [member] | Actuarial assumption of life expectancy after retirement [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(14)
1 year/percentage increase in assumption	14
Principal post retirement benefit plan [member] | Actuarial assumption of medical cost trend rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(11)
1 year/percentage increase in assumption	13
Other pension and post retirement benefit plans [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	352
1 year/percentage increase in assumption	(292)
Other pension and post retirement benefit plans [member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption
1 year/percentage increase in assumption
Other pension and post retirement benefit plans [member] | Actuarial assumption of life expectancy after retirement [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(89)
1 year/percentage increase in assumption	$ 89